UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03757

DREYFUS PREMIER CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	05/31
Date of reporting period:	8/31/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus California AMT-Free Municipal Bond Fund
August 31, 2015 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--100.5%	Rate (%)	Date	Amount ($)		Value ($)
California--98.5%
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (Sharp HealthCare)	6.00	8/1/30	5,000,000		6,073,300
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (Sharp HealthCare)	5.00	8/1/43	3,000,000		3,326,220
Bay Area Toll Authority,
San Francisco Bay Area
Subordinate Lien Toll Bridge
Revenue	5.00	4/1/43	7,500,000		8,327,775
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue (Prerefunded)	5.25	4/1/19	10,000,000	a	11,513,300
Brentwood Infrastructure Financing
Authority, Water Revenue
(Prerefunded)	5.75	7/1/18	2,250,000	a	2,562,390
California,
GO	5.00	8/1/22	5,000,000		5,311,750
California,
GO (Various Purpose)	5.00	11/1/23	5,000,000		5,896,800
California,
GO (Various Purpose)	5.25	2/1/29	13,835,000		16,050,675
California,
GO (Various Purpose)	5.00	10/1/29	5,250,000		5,767,230
California,
GO (Various Purpose)	5.25	3/1/30	15,000,000		17,375,100
California,
GO (Various Purpose)	5.75	4/1/31	4,500,000		5,214,285
California,
GO (Various Purpose)	5.25	9/1/31	25,000,000		28,914,000
California,
GO (Various Purpose)	5.25	9/1/32	19,500,000		22,517,625
California,
GO (Various Purpose)	5.25	10/1/32	9,170,000		10,607,122
California,
GO (Various Purpose)	6.00	3/1/33	3,000,000		3,617,280
California,
GO (Various Purpose)	6.50	4/1/33	30,000,000		35,548,500
California,
GO (Various Purpose)	5.50	11/1/35	10,000,000		11,915,400
California,
GO (Various Purpose)	5.00	2/1/38	5,000,000		5,582,700
California,
GO (Various Purpose)	5.50	3/1/40	17,500,000		20,336,225
California County Tobacco

Securitization Agency, Tobacco
Settlement Asset-Backed
Refunding Bonds (Kern County
Tobacco Funding Corporation)	5.00	6/1/34	5,000,000	5,399,250
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/26	230,000	255,751
California Educational Facilities
Authority, Revenue (Chapman
University)	5.00	4/1/40	5,000,000	5,533,050
California Educational Facilities
Authority, Revenue (Chapman
University)	5.00	4/1/45	2,305,000	2,535,085
California Educational Facilities
Authority, Revenue (Pepperdine
University)	5.00	9/1/45	5,000,000	5,700,700
California Educational Facilities
Authority, Revenue (Pooled
College and University
Projects) (Escrowed to
Maturity)	5.63	6/30/23	135,000	157,345
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/38	5,000,000	5,574,450
California Health Facilities
Financing Authority, Revenue
(City of Hope)	5.00	11/15/23	1,650,000	1,928,256
California Health Facilities
Financing Authority, Revenue
(City of Hope)	5.00	11/15/24	1,600,000	1,857,056
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	5.00	10/1/30	3,500,000	4,064,970
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	5.00	10/1/31	4,430,000	5,133,617
California Health Facilities
Financing Authority, Revenue
(Rady Children's Hospital -
San Diego)	5.25	8/15/41	8,500,000	9,445,200
California Health Facilities
Financing Authority, Revenue
(Saint Joseph Health System)	5.00	7/1/37	7,500,000	8,389,950
California Health Facilities
Financing Authority, Revenue
(Scripps Health)	5.00	11/15/36	7,525,000	8,450,424
California Health Facilities
Financing Authority, Revenue
(Stanford Hospital and Clinics)	5.00	8/15/42	1,000,000	1,101,610

California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/22	6,000,000		6,749,160
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/31	3,500,000		4,092,795
California Housing Finance Agency,
Home Mortgage Revenue
(Collateralized; FNMA)	5.50	8/1/38	5,720,000		5,823,532
California Municipal Finance
Authority, COP (Community
Hospitals of Central
California Obligated Group)	5.25	2/1/27	6,750,000		7,038,360
California Municipal Finance
Authority, Student Housing
Revenue (Bowles Hall
Foundation)	5.00	6/1/50	1,500,000		1,603,770
California Pollution Control
Financing Authority, Revenue
(San Jose Water Company
Project)	5.10	6/1/40	5,500,000		6,097,740
California Pollution Control
Financing Authority, Water
Facilities Revenue (American
Water Capital Corporation
Project)	5.25	8/1/40	7,500,000	b	7,955,625
California School Finance
Authority, School Facility
Revenue (Alliance for
College-Ready Public Schools
Projects)	5.00	7/1/45	3,500,000	b	3,584,455
California State Public Works
Board, LR (Department of
Corrections and
Rehabilitation) (Various
Correctional Facilities)	5.00	9/1/26	5,000,000		5,942,700
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	3/1/25	1,795,000		2,108,712
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	12/1/31	10,000,000		11,425,400
California State University
Trustees, Systemwide Revenue	5.00	11/1/27	2,510,000		2,764,991
California State University
Trustees, Systemwide Revenue	5.00	11/1/28	5,000,000		5,507,950
California Statewide Communities
Development Authority, COP
(The Internext Group)	5.38	4/1/30	4,800,000		4,813,680
California Statewide Communities

Development Authority, Revenue
(899 Charleston Project)	5.25	11/1/44	2,500,000	2,540,725
California Statewide Communities
Development Authority, Revenue
(American Baptist Homes of the
West)	2.10	10/1/19	2,000,000	2,000,420
California Statewide Communities
Development Authority, Revenue
(American Baptist Homes of the
West)	5.00	10/1/45	3,550,000	3,764,882
California Statewide Communities
Development Authority, Revenue
(Buck Institute for Research
on Aging) (Insured; Assured
Guaranty Municipal Corp.)	5.00	11/15/34	2,390,000	2,696,016
California Statewide Communities
Development Authority, Revenue
(Cottage Health System
Obligated Group)	5.25	11/1/30	3,750,000	4,244,850
California Statewide Communities
Development Authority, Revenue
(Cottage Health System
Obligated Group)	5.00	11/1/40	11,940,000	13,110,598
California Statewide Communities
Development Authority, Revenue
(Cottage Health System
Obligated Group)	5.00	11/1/43	4,000,000	4,442,000
California Statewide Communities
Development Authority, Revenue
(Henry Mayo Newhall Memorial
Hospital) (Insured; Assured
Guaranty Municipal Corp.)	5.25	10/1/43	2,100,000	2,344,818
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/42	3,000,000	3,292,980
California Statewide Communities
Development Authority, Revenue
(Saint Joseph Health System)
(Insured; FGIC)	5.75	7/1/47	10,000,000	11,099,400
California Statewide Communities
Development Authority, Revenue
(Saint Joseph Health System)
(Insured; National Public
Finance Guarantee Corp.)	5.13	7/1/24	5,000,000	5,560,050
California Statewide Communities
Development Authority, School
Facility Revenue (Aspire
Public Schools)	6.00	7/1/40	7,975,000	8,455,414
California Statewide Communities
Development Authority, Student
Housing Revenue (CHF-Irvine,
LLC-UCI East Campus

Apartments, Phase II)	5.75	5/15/32	4,000,000		4,353,480
Chabot-Las Positas Community
College District, GO (Insured;
AMBAC)	0.00	8/1/22	3,000,000	c	2,231,910
Coast Community College District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	8/1/29	15,565,000		17,180,803
Foothill/Eastern Transportation
Corridor Agency, Senior Lien
Toll Road Revenue (Insured;
Assured Guaranty Municipal
Corp.)	0.00	1/15/35	10,000,000	c	4,291,400
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/40	3,500,000		3,878,455
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
Assured Guaranty Municipal
Corp.)	4.55	6/1/22	1,725,000		1,867,399
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	9,755,000		9,310,660
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/47	8,000,000		6,272,880
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	12,500,000		10,743,375
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/21	4,375,000	c	3,777,112
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/22	4,605,000	c	3,826,433
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/23	4,850,000	c	3,853,713
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/26	3,265,000	c	2,263,527
Irvine Community Facilities
District Number 2013-3
Improvement Area Number 1,
Special Tax Revenue (Great
Park)	5.00	9/1/44	2,500,000		2,679,600
JPMorgan Chase Putters/Drivers

Trust (Series 4354)
Non-recourse (Riverside County
Transportation Commission,
Sales Tax Revenue)	5.25	6/1/21	7,500,000	b,d	8,630,850
JPMorgan Chase Putters/Drivers
Trust (Series 4361)
Non-recourse (Los Angeles
Department of Water and Power,
Water System Revenue)	5.00	7/1/20	12,000,000	b,d	13,603,200
Jurupa Public Financing Authority,
Special Tax Revenue	5.00	9/1/42	3,420,000		3,724,927
Long Beach,
Harbor Revenue	5.00	5/15/42	3,500,000		3,990,525
Los Angeles Community Facilities
District Number 4, Special Tax
Revenue (Playa Vista-Phase 1)	5.00	9/1/29	1,190,000		1,344,438
Los Angeles Community Facilities
District Number 4, Special Tax
Revenue (Playa Vista-Phase 1)	5.00	9/1/30	1,110,000		1,246,708
Los Angeles County Regional
Financing Authority, Revenue
(MonteCedro Inc. Project)	5.00	11/15/44	2,000,000		2,210,960
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.25	5/15/26	5,000,000		5,834,050
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.00	5/15/29	3,915,000		4,491,914
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.25	5/15/29	16,090,000		18,302,214
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.00	5/15/35	25,000,000		28,315,000
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.00	5/15/38	3,500,000		3,904,285
Los Angeles Department of
Airports, Subordinate Revenue
(Los Angeles International
Airport)	5.00	5/15/38	4,500,000		5,118,660
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	26,055,000		30,045,063
Los Angeles Harbor Department,
Revenue	5.00	8/1/39	2,050,000		2,346,205
Metropolitan Water District of
Southern California, Water
Revenue	5.00	10/1/34	5,000,000		5,830,600
Metropolitan Water District of
Southern California, Water
Revenue	5.00	1/1/39	5,000,000		5,525,550
Midpeninsula Regional Open Space

District Financing Authority,
Revenue (Insured; AMBAC)
(Escrowed to Maturity)	0.00	9/1/15	2,825,000	c	2,825,000
Murrieta Valley Unified School
District, GO (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/21	4,950,000	c	4,245,516
North Natomas Community Facilities
District Number 4, Special Tax
Bonds	5.25	9/1/26	2,760,000		3,195,914
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; AMBAC)
(Prerefunded)	7.00	1/1/16	670,000	a	685,343
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; AMBAC)
(Prerefunded)	7.50	7/1/21	375,000	a	464,554
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; National
Public Finance Guarantee Corp.)	6.30	7/1/18	17,665,000		19,218,637
Oakland Redevelopment Successor
Agency, Subordinated Tax
Allocation Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	9/1/36	3,000,000		3,339,450
Oakland Unified School District,
GO	6.63	8/1/38	5,000,000		6,100,750
Oakland Unified School District,
GO	5.00	8/1/40	3,500,000		3,820,040
Palomar Community College
District, GO	0/6.38	8/1/45	15,515,000	e	9,993,211
Pomona Redevelopment Agency,
Tax Allocation Revenue (West
Holt Avenue Redevelopment
Project)	5.50	5/1/32	3,000,000		3,679,770
Pomona Unified School District,
GO (Insured; Build America
Mutual Assurance Company)	5.00	8/1/39	2,000,000		2,242,680
Poway Unified School District,
School Facilities Improvement
District Number 2007-1, GO	0.00	8/1/35	12,850,000	c	5,609,924
Sacramento County,
Airport System Senior Revenue	5.00	7/1/24	5,090,000		5,648,475
Sacramento County,
Airport System Senior Revenue	5.13	7/1/25	5,890,000		6,549,739
Sacramento County Sanitation
Districts Financing Authority,
Revenue (Sacramento Regional
County Sanitation District)	5.00	12/1/26	7,000,000		8,349,110
Sacramento County Water Financing

Authority, Revenue (Sacramento
County Water Agency Zones 40
and 41 Water System Project)
(Insured; National Public
Finance Guarantee Corp.)	5.00	6/1/25	5,000,000		5,369,400
Sacramento Municipal Utility
District, Electric Revenue	5.00	8/15/28	2,500,000		2,935,650
San Bernardino County,
COP (Capital Facilities
Project) (Escrowed to Maturity)	6.88	8/1/24	5,000,000		6,558,050
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/24	2,265,000		2,312,950
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/34	9,880,000		10,085,800
San Diego County Regional Airport
Authority, Subordinate Airport
Revenue	5.00	7/1/34	3,000,000		3,366,270
San Diego County Regional
Transportation Commission,
Sales Tax Revenue	5.00	4/1/44	10,000,000		11,357,500
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	6,045,000		6,848,018
San Diego Public Facilities
Financing Authority, Water
Revenue	5.25	8/1/28	6,000,000		6,956,460
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.00	5/1/23	6,775,000		7,947,346
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.25	5/1/26	4,000,000		4,443,720
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.00	5/1/28	2,000,000		2,358,580
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.00	5/1/29	2,000,000		2,272,580
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/37	10,000,000		11,251,400
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission
Bay South Public Improvements)	0.00	8/1/18	445,000	c	383,327

San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission
Bay South Public Improvements)	5.00	8/1/18	1,585,000		1,742,121
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission
Bay South Public Improvements)	0.00	8/1/21	500,000	c	360,700
San Joaquin Hills Transportation
Corridor Agency, Senior Lien
Toll Road Revenue	5.00	1/15/50	5,000,000		5,264,250
Santa Margarita Water District
Community Facilities District
Number 2013-1, Special Tax
Revenue (Village of Sendero)	5.63	9/1/43	7,000,000		7,758,730
Santa Margarita Water District
Community Facilities District
Number 99-1, Special Tax
Revenue (Talega)	5.00	9/1/27	2,000,000		2,244,120
South Orange County Public
Financing Authority, Special
Tax Senior Lien Revenue
(Ladera Ranch)	5.00	8/15/29	1,500,000		1,699,065
South Orange County Public
Financing Authority, Special
Tax Senior Lien Revenue
(Ladera Ranch)	5.00	8/15/30	1,000,000		1,128,590
Southern California Public Power
Authority, Revenue (Canyon
Power Project)	5.25	7/1/27	7,485,000		8,600,490
Southern California Public Power
Authority, Revenue (Linden
Wind Energy Project)	5.00	7/1/28	3,145,000		3,604,107
Southern California Public Power
Authority, Revenue (Linden
Wind Energy Project)	5.00	7/1/29	2,230,000		2,555,535
Southern California Public Power
Authority, Revenue (Milford
Wind Corridor Phase I Project)	5.00	7/1/29	11,865,000		13,467,131
Southern California Public Power
Authority, Revenue (Windy
Point/Windy Flats Project)	5.00	7/1/27	13,765,000		15,867,466
Stockton Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/25	1,620,000		1,863,599
Stockton Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/26	1,115,000		1,270,297
Stockton Unified School District,
GO (Insured; Assured Guaranty

Municipal Corp.)	5.00	8/1/38	2,500,000		2,795,175
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	1,000,000		999,930
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	5.13	6/1/46	8,850,000		7,421,699
Torrance,
Revenue (Torrance Memorial
Medical Center)	5.00	9/1/40	3,000,000		3,187,110
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.63	1/1/29	8,000,000		9,088,480
Turlock Irrigation District,
Revenue	5.00	1/1/25	5,610,000		6,402,805
Turlock Irrigation District,
Revenue	5.00	1/1/26	8,120,000		9,245,594
University of California Regents,
General Revenue	5.25	5/15/30	3,000,000		3,607,890
University of California Regents,
General Revenue (Prerefunded)	5.25	5/15/17	10,000,000	a	10,903,200
University of California Regents,
General Revenue (Prerefunded)	5.75	5/15/19	6,000,000	a	7,037,880
University of California Regents,
Limited Project Revenue	5.00	5/15/42	10,000,000		11,232,100
University of California Regents,
Medical Center Pooled Revenue	5.00	5/15/43	10,000,000		11,047,600
Walnut Energy Center Authority,
Revenue	5.00	1/1/27	3,150,000		3,702,353
U.S. Related--2.0%
Guam,
Business Privilege Tax Revenue	5.00	11/15/34	6,930,000		7,584,677
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	3,300,000		3,871,956
Guam,
LOR (Section 30)	5.63	12/1/29	2,850,000		3,148,680
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Notes)	5.00	10/1/25	5,000,000		5,472,100
Total Investments (cost $902,176,662)			100.5%		996,631,904
Liabilities, Less Cash and Receivables			(.5%)		(4,967,579)
Net Assets			100.0%		991,664,325

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, these securities were valued at $33,774,130 or 3.4% of net assets.
c	Security issued with a zero coupon. Income is recognized through the accretion of discount.
d	Collateral for floating rate borrowings.
e	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

At August 31, 2015, net unrealized appreciation on investments was $94,455,242 of which $96,487,483 related to appreciated investment securities and $2,032,241 related to depreciated investment securities. At August 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of August 31, 2015 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	996,631,904	-	996,631,904
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") is the exclusive reference of authoritative U.S. generally accepted accounting principles ("GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

 Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund's investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the "Service") approved by the fund's Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 22, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 22, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)